Accumulated Other Comprehensive Income: Reclassification out of Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Reclassification out of Accumulated Other Comprehensive Income

	2013	2012	2011

Reclassifications from accumulated other comprehensive income
Unrealized gains (losses) on available-for-sale
securities included in net realized investment losses	$ -	$ (4,083)	$ (180)

Total reclassifications from accumulated
other comprehensive income	-	(4,083)	(180)
Tax expense (benefit)	-	(1,429)	(63)

Net reclassification from accumulated
other comprehensive income	$ -	$ (2,654)	$ (117)